Segmented Information	12 Months Ended
Jan. 31, 2026
Disclosure Of Segment Information [abstract]
Segmented Information
2 2 .	SEGMENTED INFORMATION
The Company had two operating and reportable segments; Powersports and Marine. Following the disposal of Alumacraft and Manitou during the year ended January 31, 2026, the Company transitioned to one operating and reportable segment.
The Company’s portfolio of products comprises “Year-Round Products”, which consists of all-terrain vehicles, side-by-side vehicles, three-wheel vehicles and electric motorcycles; “Seasonal Products”, which consists of snowmobiles, personal watercraft and pontoons; “PA&A, OEM Engines and Others”, which consists of parts, accessories and apparel (“PA&A”), engines for karts, recreational aircraft and jet boats, as well as other products and services.
Details of the Company’s product categories were as follows:

	Years ended
	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Year-Round Products	$4,802.4	$4,307.2
Seasonal Products	2,291.5	2,370.4
PA&A, OEM Engines and Others	1,348.8	1,225.3
	$8,442.7	$7,902.9
The following table provides geographic information on Company’s revenues, property, plant and equipment, intangible assets and right-of-use
assets. The attribution of revenues was based on customer locations.

	Revenues		Property, plant and equipment, intangible assets and right-of-use assets
	Years ended		As at
	January 31, 2026	January 31, 2025	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
United States	$4,698.5	$4,566.1	$237.1	$252.5
Canada	1,259.3	1,109.0	864.0	906.2
Europe	1,207.8	1,130.0	469.6	566.6
Asia Pacific	555.0	499.7	90.2	59.1
Latin America	709.2	586.5	863.0	941.0
Other	12.9	11.6	—	—
	$8,442.7	$7,902.9	$2,523.9	$2,725.4